Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Contingent Liabilities [Line Items]
Limit on aggregate credit extensions over the borrower's annual income	33.333%
Allowance for repayment of excess interest	¥ 36,969	¥ 47,211
Maximum [Member]
Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	29.20%
Current permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	20.00%
Interest rate under the Interest Rate Restriction Act previously subject to gray-zone interest rates	20.00%
Minimum [Member]
Contingent Liabilities [Line Items]
Interest rate under the Interest Rate Restriction Act previously subject to gray-zone interest rates	15.00%